Supplier Concentration - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vendor	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Concentration Risk [Line Items]
Reduction in inventory related to pricing claim advances	$ 78,454	$ 68,182
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of key suppliers | Vendor	10
Carrier and Its Affiliates
Concentration Risk [Line Items]
Reduction in inventory related to pricing claim advances	$ 59,644	$ 54,593
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	61.00%	63.00%	62.00%
Top Ten Suppliers | Supplier Concentration Risk | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	83.00%	85.00%	83.00%